SHARE-BASED COMPENSATION - Summary of aggregate option activities (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options - Beginning balance	1,751,000
Number of Option - Exercised	(637,000)
Number of Options - Forfeited	(220,000)
Number of Options - Ending balance	894,000	1,751,000
Number of Options - Options exercisable	488,000
Number of Options - Options vested or expected to be vested	894,000
Weighted Average Exercise Price - Beginning balance | ¥ / shares	¥ 3.5
Weighted Average Exercise Price - Ending balance | ¥ / shares	3.5	¥ 3.5
Weighted Average Exercise Price - Options exercisable | ¥ / shares	3.5
Weighted Average Exercise Price - Options vested or expected to be vested | ¥ / shares	¥ 3.5
Weighted Average Remaining Contract Life - Options outstanding - Beginning balance	1 year 3 months 7 days	1 year 10 months 28 days
Weighted Average Remaining Contract Life - Options outstanding - Ending balance	1 year 3 months 7 days	1 year 10 months 28 days
Weighted Average Remaining Contract Life - Options exercisable	4 months 24 days
Weighted Average Remaining Contract Life - Options vested or expected to be vested	1 year 3 months 7 days
Aggregate Intrinsic Value - Options outstanding | ¥	¥ 16,076	¥ 45,349
Aggregate Intrinsic Value - Options exercisable | ¥	9,229
Aggregate Intrinsic Value - Options vested or expected to be vested | ¥	¥ 16,076